Fees Summary	Oct. 03, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 157,000,000.00
Previously Paid Amount	7,930.58
Total Fee Amount	21,682.00
Total Offset Amount	7,930.58
Net Fee	$ 13,751.42